COMMON STOCK AND DIVIDENDS	12 Months Ended
Dec. 31, 2017
COMMON STOCK AND DIVIDENDS [Abstract]
COMMON STOCK AND DIVIDENDS
18.	COMMON STOCK AND DIVIDENDS

a)	Common stock structure and shares’ public offer

As of December 31, 2017, 2016 and 2015, TGS’ common stock was as follows:

Common Shares Class (Face value $ 1, 1 vote)	Amount of common stock, subscribed, issued, paid in, and authorized for public offer
Class “A”	405,192,594
Class “B”	389,302,689
794,495,283

TGS’s shares are traded on the BCBA and under the form of the American Depositary Shares (“ADS”) registered in the SEC and representing 5 shares each on the New York Stock Exchange.

b)	Limitation on the transfer of the TGS’ shares

TGS’ by-laws provide that prior approval of ENARGAS and the unanimous approval of CIESA’s shareholders, under agreements among them, must be obtained in order to transfer Class “A” shares (representing 51% of common stock). The Bid Package for the privatization of GdE states that approval of ENARGAS will be granted provided that:

-                   The sale covers 51% of common stock or, if the proposed transaction is not a sale, the transaction that reduces the shareholding will result in the acquisition of a shareholding of not less than 51% by another investment company; and

-                   The applicant provides evidence to the effect that the transaction will not impair the operating quality of the licensed service.

In the case of shareholders of CIESA who have qualified to obtain such condition due to the equity, guarantee and/or technical background of their respective parent companies, the sale of shares representing the capital of such subsidiaries by the respective ultimate, direct or indirect parent companies, and/or the cessation of management running TGS, requires the prior authorization of ENARGAS.

In case TGS wishes to reduce its capital, redeem its shares or distribute any part of its equity, except for the payment of dividends, it requires prior authorization from ENARGAS.

On July 22, 2016, Law No. 27,260 was enacted, which modifies the investments allowed to the fund managed by the Administración Nacional de la Seguridad Social. (“Fondo de Garantía de Sustentabilidad” or “FGS”), which as of December 31, 2016 held 183,618,632 shares class “B” of TGS. Thus, the FGS may invest in shares of national corporations - among others - whose public offering is authorized by the CNV and which are listed on markets authorized by the CNV. The FGS may invest between the 7% and the 50% of its total assets in these kind of investments. However, it stipulates that the transfer and / or any other act or action that limits, alters, deletes or modifies the destiny, ownership, dominion or nature of the shares of which the FGS is entitled, provided that it results in a less than the previously established FGS, without prior authorization of the Argentine Congress, with the following exceptions:

-                   Public takeover bids addressed to all holders of said assets and at a fair price authorized by the CNV, under the terms of Chapters II, III and IV of Title III of Law 26,831.

-                   Exchange of shares for others shares of the same or another company in the framework of merger split-off or corporate reorganization processes.

c)	Restrictions on distribution of retained earnings

Under current Argentine legal requirements and CNV standards, 5% of each fiscal year net income must be appropriated into a legal reserve, provided that there is no unappropriated retained deficit. In such case, the 5% should be calculated on any excess of the net income over the unappropriated retained deficit. This appropriation is legally binding until such reserve equals 20% of the amount which results from the sum of the “Common stock nominal value” and the balance of “Cumulative inflation adjustment to common stock”.

In addition, the by-laws provide for the issuance of Profit Sharing Vouchers, as defined in Article 230 of the Argentine Business Associations Law, which Vouchers entitle all regular employees to share in 0.25% of TGS’ net income for each year.

According to law No. 25,063, the dividends paid in cash or in kind, in excess of the taxable profit, will be subject to a 35% withholding tax of the income tax, as sole and only payment. As from the Tax Reform, such restriction will no longer apply to dividends attributable to profits accrued in fiscal years beginning on or after January 1, 2018.

Furthermore, TGS is subject to certain restrictions for the payment of dividends, which were contemplated in the outstanding debt agreements (Note 13 – “Covenants”).

The Company is temporarily limited to the distribution and payment of dividends in accordance with the provisions of the 2016 and 2017 Transitional Agreements applicable until the definitive tariff schedules that will occur once the 2017 Integral Renegotiation Agreement obtain the corresponding governmental approvals.

In this regard, the 2016 Transitional Agreement and the 2017 Transitional Agreement provide that, prior to the distribution of dividends, TGS must request the respective authorization from ENARGAS, for which purpose it must certify compliance with the 2016 Investment Plan and / or the portion corresponding to the year 2017 of the Five-Year Investment Plan.